UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Preferred & Corporate Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock Preferred & Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                               Face
Industry                                     Amount  Capital Trusts                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.0%                  $   870,000  Deutsche Bank Capital Funding Trust VII, 5.628% (b)(f)(g)        $     833,631
                                          3,390,000  State Street Capital Trust IV, 6.355% due 6/01/2067 (b)              3,377,288
                                                                                                                      -------------
                                                                                                                          4,210,919
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 11.2%                    725,000  Abbey National Capital Trust I, 8.963% (b)(g)                          908,073
                                          4,600,000  BB&T Capital Trust IV, 6.82% due 6/12/2077 (b)                       4,453,895
                                          1,455,000  Barclays Bank Plc, 5.926% (b)(f)(g)                                  1,389,752
                                          2,000,000  Cullen/Frost Capital Trust I, 6.91% due 3/01/2034 (b)                2,052,228
                                            975,000  Dresdner Funding Trust I, 8.151% due 6/30/2031 (f)                   1,117,257
                                          5,000,000  First Chicago NBD Institutional Capital I, 5.906%
                                                     due 2/01/2027 (b)                                                    4,886,470
                                            910,000  First Empire Capital Trust II, 8.277% due 6/01/2027                    948,507
                                          1,500,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028                 1,560,000
                                            975,000  Huntington Capital III, 6.65% due 5/15/2037 (b)                        916,599
                                          3,285,000  RBS Capital Trust B, 6.80% (g)                                       3,161,813
                                            980,000  Royal Bank of Scotland Group Plc, 7.648% (b)(g)                      1,080,811
                                          1,050,000  SunTrust Preferred Capital I, 5.853% (b)(g)                          1,032,198
                                                                                                                      -------------
                                                                                                                         23,507,603
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.0%                   3,470,000  Capital One Capital III, 7.686% due 8/15/2036                        3,319,229
                                            910,000  MBNA Capital A, 8.278% due 12/01/2026                                  947,696
                                                                                                                      -------------
                                                                                                                          4,266,925
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.4%     3,000,000  Farm Credit Bank of Texas Series 1, 7.561% (b)(g)                    3,256,020
                                          1,830,000  JPMorgan Chase Capital XXI, 6.558% due 5/15/2077 (b)                 1,666,629
                                                                                                                      -------------
                                                                                                                          4,922,649
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 13.8%                         3,990,000  AON Corp., 8.205% due 1/01/2027                                      4,180,127
                                          7,500,000  AXA, 8.60% due 12/15/2030                                            8,893,200
                                          1,510,000  Ace Capital Trust II, 9.70% due 4/01/2030                            1,893,315
                                          9,110,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (f)                    8,515,955
                                            750,000  Genworth Financial, Inc., 6.15% due 11/15/2066 (b)                     684,266
                                          3,000,000  Mangrove Bay Pass-Through Trust, 6.102%
                                                     due 7/15/2033 (b)(f)                                                 2,940,270
                                            915,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (f)                      893,522
                                          1,000,000  Zenith National Insurance Capital Trust I, 8.55%
                                                     due 8/01/2028 (f)                                                      975,000
                                                                                                                      -------------
                                                                                                                         28,975,655
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%                    1,200,000  Dominion Resources Capital Trust I, 7.83% due 12/01/2027             1,237,480
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.0%        6,000,000  Pemex Project Funding Master Trust, 7.375% due 12/15/2014            6,366,150
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.5%           975,000  Webster Capital Trust IV, 7.65% due 6/15/2037 (b)                      963,346
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Capital Trusts (Cost - $73,868,813) - 35.5%                   74,450,727
-----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
                                               Held  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.0%                    1,900,000  Ameriprise Financial, Inc., 7.518% (b)                               1,923,370
                                             90,000  Deutsche Bank Contingent Capital Trust II, 6.55%                     2,196,000
                                                                                                                      -------------
                                                                                                                          4,119,370
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 9.0%                   1,000,000  Barclays Bank Plc, 6.278% (b)                                          936,973
                                              1,176  First Tennessee Bank NA, 3.90% (b)(f)                                1,230,390
                                          1,900,000  ICICI Bank Ltd., 7.25% (b)(f)                                        1,848,721
                                             15,000  KeyCorp Capital IX, 6.75%                                              359,700
                                             42,000  Provident Financial Group, Inc., 7.75%                               1,081,500
                                          5,400,000  Resona Preferred Global Securities Ltd., 7.191% (b)(f)               5,452,434
                                          1,200,000  Royal Bank of Scotland Group Plc, 9.118%                             1,304,257
                                            149,000  Santander Finance Preferred SA Unipersonal, 6.50% (f)                3,729,664
                                            100,000  Santander Finance Preferred SA Unipersonal, 6.80% (f)                2,531,250
                                             12,000  Sovereign Bancorp, Inc. Series C, 7.30% (a)                            325,200
                                                                                                                      -------------
                                                                                                                         18,800,089
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
Industry                                       Held  Preferred Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.7%        38,000  Cobank ACB, 7% (f)                                               $   1,930,324
                                          3,870,000  JPMorgan Chase Capital XXI Series U, 6.309% (b)                      3,821,830
                                                                                                                      -------------
                                                                                                                          5,752,154
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.4%                    28,800  Entergy Arkansas, Inc., 6.45%                                          730,800
                                             22,650  Entergy Louisiana LLC, 6.95%                                         2,280,040
                                                                                                                      -------------
                                                                                                                          3,010,840
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 11.0%                         4,975,000  AXA SA, 6.379% (b)(f)                                                4,251,416
                                             45,000  Aspen Insurance Holdings Ltd., 7.401% (b)                            1,058,909
                                             35,000  Axis Capital Holdings Ltd. Series A, 7.25%                             875,000
                                              9,000  Axis Capital Holdings Ltd. Series B, 7.50% (b)                         943,032
                                             35,200  Endurance Specialty Holdings Ltd. Series A, 7.75%                      915,904
                                          1,740,000  Financial Security Assurance Holdings Ltd., 6.40% (b)(f)             1,527,650
                                          2,000,000  Great West Life & Annuity Insurance Co., 7.153% (b)(f)               2,022,920
                                          4,000,000  MetLife, Inc., 6.40% due 12/15/2066                                  3,577,016
                                             70,000  MetLife, Inc. Series B, 6.50%                                        1,748,600
                                          1,000,000  Oil Insurance Ltd., 7.558% (b)(f)                                    1,031,060
                                          1,450,000  PartnerRe Finance II, 6.44% (b)                                      1,332,144
                                            165,000  RenaissanceRe Holding Ltd. Series D, 6.60%                           3,785,100
                                                                                                                      -------------
                                                                                                                         23,068,751
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                    2,100,000  Dominion Resources, Inc., 7.50% (b)                                  2,158,181
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%          825,000  Enterprise Products Operating LP, 8.375% (b)                           841,711
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 10.1%            6,000  Fannie Mae Series L, 5.125%                                            258,900
                                            305,000  Fannie Mae Series O, 7% (b)                                         15,802,813
                                             50,000  Indymac Bank FSB, 8.50% (f)                                          1,075,000
                                            160,000  Washington Mutual Capital Trust 2001 Series K, 6.09% (b)             4,016,000
                                                                                                                      -------------
                                                                                                                         21,152,713
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                    2,720  Centaur Funding Corp., 9.08% (f)                                     3,125,450
Services - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Preferred Stocks (Cost - $83,423,885) - 39.1%                 82,029,259
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 10.6%                          63,800  Alexandria Real Estate Equities, Inc. Series C, 8.375%               1,623,710
                                             80,000  CBL & Associates Properties, Inc. Series C, 7.75%                    1,976,000
                                                610  First Industrial Realty Trust, Inc., 6.236% (b)                        614,003
                                            425,000  HRPT Properties Trust Series B, 8.75%                               10,582,500
                                            125,000  HRPT Properties Trust Series C, 7.125%                               3,047,500
                                             17,000  Health Care Property Investors, Inc. Series F, 7.10%                   410,550
                                             44,000  Health Care REIT, Inc. Series F, 7.625%                              1,087,627
                                             59,500  iStar Financial, Inc. Series I, 7.50%                                1,368,500
                                             18,400  PS Business Parks, Inc. Series K, 7.95%                                461,840
                                             40,000  Public Storage, Inc. Series I, 7.25%                                   990,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Real Estate Investment Trusts
                                                     (Cost - $23,187,250) - 10.6%                                        22,162,230
-----------------------------------------------------------------------------------------------------------------------------------
                                               Face
                                             Amount  Trust Preferreds
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.7%                 $   700,000  National City Capital Trust II, 6.625% due 11/15/2066                  644,251
                                            500,000  SunTrust Capital VIII, 6.10% due 12/15/2036 (b)                        441,061
                                            625,000  Wachovia Capital Trust IV, 6.375% due 3/01/2067                        576,161
                                          2,125,000  Wachovia Capital Trust IX, 6.375% due 6/01/2067                      1,965,200
                                                                                                                      -------------
                                                                                                                          3,626,673
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                   2,325,500  Capital One Capital II, 7.50% due 6/15/2006                          2,282,760
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.9%     2,000,000  Citigroup Capital XVII, 6.35% due 3/15/2067                          1,821,380
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.6%                 1,235,000  PPL Energy Supply LLC, 7% due 7/15/2046                              1,234,699
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.9%                     10,000,000  Southwest Gas Capital II, 7.70% due 9/15/2043                       10,220,564
-----------------------------------------------------------------------------------------------------------------------------------


BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                               Face
Industry                                     Amount  Trust Preferreds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.9%                        $ 2,000,000  ABN AMRO North America Capital Funding Trust II,
                                                     5.415% (b)(f)(g)                                                 $   1,823,361
                                          2,250,000  Lincoln National Capital VI Series F, 6.75% due 9/11/2052            2,200,794
                                                                                                                      -------------
                                                                                                                          4,024,155
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                              5,875,000  Comcast Corp., 6.625% due 5/15/2056                                  5,460,140
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.0%         2,595,000  Countrywide Financial Corp., 1.50% due 4/01/2033                     2,072,438
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Trust Preferreds (Cost - $32,065,932) - 14.7%                 30,742,809
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Preferred Securities (Cost - $212,545,880) - 99.9%           209,385,025
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.6%                    1,925,000  Credit Suisse Guernsey Ltd., 5.86% (b)(g)                            1,813,683
                                          1,600,000  Lehman Brothers Holdings Capital Trust V, 6.19% (b)(g)               1,545,040
                                                                                                                      -------------
                                                                                                                          3,358,723
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 11.7%                  5,800,000  BNP Paribas, 7.195% (b)(f)(g)                                        5,539,319
                                          2,150,000  BOI Capital Funding No. 3, 6.107% (b)(f)(g)                          1,929,926
                                          7,500,000  Credit Agricole SA, 6.637% (b)(f)(g)                                 7,019,378
                                          5,325,000  Societe Generale, 5.922% (b)(f)(g)                                   5,116,084
                                          3,350,000  Standard Chartered Bank, 7.014% (b)(f)(g)                            3,019,183
                                          2,125,000  Woori Bank, 6.208% due 5/02/2067 (b)(f)                              1,997,441
                                                                                                                      -------------
                                                                                                                         24,621,331
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.3%             5,000,000  Sealed Air Corp., 6.875% due 7/15/2033 (f)                           4,890,360
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication             4,000,000  France Telecom SA, 8.50% due 3/01/2031                               5,011,520
Services -  2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 6.0%                 5,000,000  Energy East Corp., 6.75% due 9/15/2033                               5,203,295
                                          1,500,000  PPL Capital Funding, 6.70% due 3/30/2067 (b)                         1,411,125
                                          6,175,000  Virginia Electric and Power Co. Series A, 6% due 5/15/2037           5,905,863
                                                                                                                      -------------
                                                                                                                         12,520,283
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.1%                      2,350,000  Southern Union Co., 7.20% due 11/01/2066 (b)                         2,362,204
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 20.3%                         3,200,000  The Allstate Corp., 6.50% due 5/15/2057 (b)                          2,953,370
                                          2,625,000  The Allstate Corp. Series B, 6.125% due 5/15/2037 (b)                2,486,298
                                          3,100,000  American International Group, Inc., 6.25% due 3/15/2037              2,855,590
                                          4,475,000  Chubb Corp., 6.375% due 3/29/2067 (b)                                4,309,201
                                          3,560,000  Everest Reinsurance Holdings, Inc., 6.60% due 5/01/2067 (b)          3,299,782
                                          2,550,000  Liberty Mutual Group, Inc., 7% due 3/15/2037 (b)(f)                  2,313,967
                                          1,250,000  Lincoln National Corp., 6.05% due 4/20/2067 (b)                      1,169,321
                                          3,900,000  Nationwide Life Global Funding I, 6.75% due 5/15/2037                3,397,668
                                          2,900,000  Progressive Corp., 6.70% due 6/15/2037 (b)                           2,779,969
                                          1,645,000  QBE Capital Funding II LP, 6.797% (b)(f)(g)                          1,535,969
                                            700,000  Reinsurance Group of America, 6.75% due 12/15/2065 (b)                 680,632
                                          2,225,000  Swiss Re Capital I LP, 6.854% (b)(f)(g)                              2,214,765
                                          5,750,000  The Travelers Cos., Inc., 6.25% due 3/15/2067 (b)                    5,403,839
                                          1,425,000  XL Capital Ltd. Series E, 6.50% (b)(g)                               1,271,670
                                          4,355,000  ZFS Finance (USA) Trust I, 6.50% due 5/09/2037 (b)(f)                4,078,296
                                          1,800,000  ZFS Finance (USA) Trust II, 6.45% due 12/15/2065 (b)(f)              1,692,936
                                                                                                                      -------------
                                                                                                                         42,443,273
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.1%                              2,000,000  TCI Communications, Inc., 8.75% due 8/01/2015                        2,294,590
                                          4,000,000  Time Warner, Inc., 7.625% due 4/15/2031 (d)                          4,269,188
                                                                                                                      -------------
                                                                                                                          6,563,778
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%                      475,000  Puget Sound Energy, Inc. Series A, 6.974% due 6/01/2067 (b)            478,244
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.0%        2,150,000  TransCanada PipeLines Ltd., 6.35% due 5/15/2067                      2,012,348
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%         2,775,000  Northern Rock Plc, 6.594% (b)(f)(g)                                  2,709,899
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                2,600,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                    3,217,700
Services - 2.7%                           2,205,000  Sprint Capital Corp., 8.75% due 3/15/2032                            2,423,090
                                                                                                                      -------------
                                                                                                                          5,640,790
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Corporate Bonds (Cost - $117,604,425) - 53.7%                112,612,753
-----------------------------------------------------------------------------------------------------------------------------------


BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                               Face
                                             Amount  Foreign Government Obligations                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       $  5,032,000  Mexico Government International Bond, 5.875%
                                                     due 1/15/2014                                                    $   5,047,096
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Foreign Government Obligations
                                                     (Cost - $4,981,680) - 2.4%                                           5,047,096
-----------------------------------------------------------------------------------------------------------------------------------

                                         Beneficial
                                           Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       $ 16,916,855  BlackRock Liquidity Series,
                                                     LLC Cash Sweep Series, 5.33% (c)(e)                                 16,916,855
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities (Cost - $16,916,855) - 8.1%             16,916,855
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments  (Cost - $352,048,840*)  - 164.1%                343,961,729
                                                     Other Assets Less Liabilities - 1.1%                                 2,268,201
                                                     Preferred Stock, at Redemption Value - (65.2%)                    (136,645,676)
                                                                                                                      -------------
                                                     Net Assets Applicable to Common Stock - 100.0%                   $ 209,584,254
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                             $ 351,561,123
                                                                 =============
      Gross unrealized appreciation                              $   3,800,376
      Gross unrealized depreciation                                (11,399,770)
                                                                 -------------
      Net unrealized depreciation                                $  (7,599,394)
                                                                 =============

(a)   Depositary receipts.
(b)   Floating rate security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------
      Affiliate                                                         Net Activity        Interest Income
      -----------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                  $ (4,269,604)         $ 1,091,712
      -----------------------------------------------------------------------------------------------------

(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e)   Represents the current yield as of July 31, 2007.
(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g)   The security is a perpetual bond and has no stated maturity date.

o     Financial futures contracts sold as of July 31, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------
      Number of                                                   Expiration                           Unrealized
      Contracts                          Issue                       Date            Face Value       Depreciation
      ------------------------------------------------------------------------------------------------------------
      1,730                    10-Year U.S. Treasury Notes        September 2007    $ 182,687,623      $(3,152,221)
      363                      30-Year U.S. Treasury Bonds        September 2007    $  38,907,757       (1,044,931)
      ------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation                                                                    $(4,197,152)
                                                                                                       ===========

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

o     Swaps outstanding as of July 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
                                                                                      Notional               Appreciation
                                                                                       Amount               (Depreciation)
      -------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on a basket of preferred securities and receive 2.03%
      Broker, Lehman Brothers Special Finance
         Expires September 2007                                                     $  9,000,000             $     43,128

      Pay a fixed rate of 5.132% and receive a floating rate based on
      3-month LIBOR
      Broker, JPMorgan Chase
         Expires September 2016                                                     $ 25,000,000                  632,625

      Receive a fixed rate of 5.813% and pay a floating rate based on
      3-month LIBOR
      Broker, Goldman Sachs
         Expires June 2017                                                          $ 25,000,000                  577,204

      Pay a fixed rate of 5.53% and receive a floating rate based on
      3-month LIBOR
      Broker, Citibank, N.A.
         Expires July 2017                                                          $ 48,400,000                  (79,279)

      Receive a fixed rate of 5.55125% and pay a floating rate based on
      3-month LIBOR
      Broker, Credit Suisse First Boston International
         Expires August 2017                                                        $ 14,570,000                   43,987
      -------------------------------------------------------------------------------------------------------------------
      Total                                                                                                  $  1,217,665
                                                                                                             ============

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred & Corporate Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Preferred & Corporate Income Strategies Fund, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Preferred & Corporate Income Strategies Fund, Inc.

Date: September 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Preferred & Corporate Income Strategies Fund, Inc.

Date: September 20, 2007